COMMITMENTS AND CONTINGENCIES (Detail Textuals 2) - Lease Agreement - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2006	Dec. 31, 2016
Restricted Cash Commitments and Contingencies [Line Items]
Security deposit paid to landlord	$ 110,000	$ 30,000
Landlord return security deposit		10,000
Security deposits reduced		$ 20,000
Lease period	30 days